Stock-Based Compensation - Market Conditions (Details) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 23, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assumptions used
Stock-based compensation expense		$ 2,857,000	$ 1,059,000	$ 6,332,000	$ 2,848,000	$ 2,524,000
Stock Options
Assumptions used
Stock-based compensation expense				0
Stock Options | Performance and market conditions
Assumptions used
Stock-based compensation expense		$ 0		$ 8,800,000
IPO | Stock Options | Performance and market conditions
Assumptions used
Risk-free rate	1.70%
Expected term	2 years 3 months 18 days
Volatility	47.00%
Weighted-average fair value of modified options	$ 4.41